Note 36 - Update as of April 29, 2020 (Details Textual) - USD ($) $ in Millions								12 Months Ended
	Mar. 31, 2020	Feb. 19, 2020	Jan. 02, 2020	Nov. 20, 2019	May 22, 2019	May 23, 2018	May 24, 2017	Jan. 02, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Dividends recognised as distributions to owners				$ 153.0	$ 484.0	$ 484.0	$ 484.0
NKKTUBES [member] | JFE [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary									49.00%
Acquisition of IPSCO [member]
Statement Line Items [Line Items]
General and administrative expense									$ 9.4
Global pandemic [member]
Statement Line Items [Line Items]
Estimated annual savings from the reduction of fixed costs		$ 220.0
Reduction of capital expenditures and research and development expenses		$ 150.0
Net cash position [member]
Statement Line Items [Line Items]
Total cash	$ 271.0
Major business combination [member] | Acquisition of IPSCO [member]
Statement Line Items [Line Items]
Cash transferred			$ 1,067.0					$ 1,067.0
Goodwill recognised as of acquisition date			357.0					357.0
General and administrative expense			$ 0.3					$ 9.7
Impairment of assets [member]
Statement Line Items [Line Items]
Impairment loss	$ 622.0